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                                                            [METLIFE LETTERHEAD]


METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CT   06103-3415


April 30, 2008


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:     MetLife Insurance Company of Connecticut
        MetLife of CT Separate Account Ten for Variable Annuities
        File Nos. 333-147905/811-09413
        (Portfolio Architect 3, Portfolio Architect L, Vintage 3, Vintage L and Pioneer AnnuiStar Flex)
        Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Ten for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus for Pioneer Annuistar Flex and Statement of Additional Information ("SAI") for the combination of Portfolio Architect 3, Portfolio Architect L, Vintage 3, Vintage L and Pioneer AnnuiStar Flex, each dated April 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 8, 2008.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,

/s/ John Towers
John Towers
Counsel
Metropolitan Life Insurance Company